Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
18.	Leases
The Group has operating leases for warehouses, stores, office spaces, delivery centers and other corporate assets that the Group utilizes under lease arrangements.
A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022

	(RMB in millions)
Operating lease ROU assets	19,987	22,267
Operating lease liabilities-current	6,665	7,688
Operating lease liabilities-non-current	13,721	14,978

Total operating lease liabilities	20,386	22,666

Weighted average remaining lease term	5.6 years	5.4 years
Weighted average discount rate	5.0%	5.0%
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Operating lease cost	4,903	6,763	7,951
Short-term lease cost	1,902	2,782	3,181

Total	6,805	9,545	11,132

Cash paid for operating leases	4,801	6,715	7,915
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2022 is as follows:

As of December 31, 2022
(RMB in millions)
2023	7,885
2024	5,322
2025	3,417
2026	2,278
2027	1,633
2028 and thereafter	5,298

Total lease payments	25,833
Less: interest	(3,167)

Present value of operating lease liabilities	22,666

As of December 31, 2022, the Group has no significant lease contract that has been entered into but not yet commenced.